Commitments and Contingencies (Details-2) (USD $)	6 Months Ended
Jun. 30, 2013
Chattel Paper Purchase Agreement [Abstract]
Chattel paper purchase agreement maximum interest	$ 10,000,000
Outstanding interest in chattel paper receivables	4,400,000
Servicing asset recognized	200,000
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	80,175,000
Purchase obligation due in second year	78,716,000
Purchase obligation due in third year	57,588,000
Purchase obligation due in fourth year	52,467,000
Purchase obligation due in fifth year	50,757,000
Smart Grid Investment Grant [Abstract]
Smart Grid grant approval amount	5,500,000
Total cost of proposed projects	11,000,000
Smart grid expenditures to date	10,300,000
Coal Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	14,686,000
Purchase obligation due in second year	16,287,000
Purchase obligation due in third year	9,921,000
Purchase obligation due in fourth year	3,770,000
Purchase obligation due in fifth year	1,040,000
Natural Gas Supply Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	14,178,000
Purchase obligation due in second year	13,836,000
Purchase obligation due in third year	0
Purchase obligation due in fourth year	0
Purchase obligation due in fifth year	0
Purchase Power Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	49,513,000
Purchase obligation due in second year	48,593,000
Purchase obligation due in third year	47,667,000
Purchase obligation due in fourth year	48,697,000
Purchase obligation due in fifth year	49,717,000
Other Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	1,798,000
Purchase obligation due in second year	0
Purchase obligation due in third year	0
Purchase obligation due in fourth year	0
Purchase obligation due in fifth year	0
Smart Grid Investment Grant [Member]
Contractual obligation [Abstract]
Contractual obligation due in next twelve months	1,400,000
Chattel Paper [Member]
Contractual obligation [Abstract]
Contractual obligation due in next twelve months	372,000
Contractual obligation due in second year	577,000
Contractual obligation due in third year	891,000
Contractual obligation due in fourth year	815,000
Contractual obligation due in fifth year	$ 405,000